NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Non Controlling Interest [Abstract]
Summary of Brookfield Renewables Non-Controlling Interests
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2024	2023
Participating non-controlling interests – in operating subsidiaries	$26,168	$18,863
General partnership interest in a holding subsidiary held by Brookfield	50	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,457	2,684
BEPC exchangeable shares and class A.2 exchangeable shares	2,269	2,479
Preferred equity	537	583
Perpetual subordinated notes	737	592
	$32,218	$25,256

Summary of Net Change in Participating Non-Controlling Interests
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2023	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations	Other	As at December 31, 2024
Brookfield Americas Infrastructure Fund	78%	$75	$22	$(1)	$—	$(21)	$—	$(31)	$—	$—	$44
Brookfield Infrastructure Fund II	43%-60%	2,463	(9)	(323)	—	(68)	—	(54)	—	2	2,011
Brookfield Infrastructure Fund III	23%-71%	3,214	99	272	1	—	—	(107)	—	(23)	3,456
Brookfield Infrastructure Fund IV	38% - 75%	2,411	33	(93)	75	(13)	—	(299)	—	(8)	2,106
Brookfield Infrastructure Fund V	72%	917	52	1,120	53	(153)	—	(32)	—	(2)	1,955
Brookfield Global Transition Fund I	77% - 80%	3,682	22	394	1,217	(61)	—	(19)	—	77	5,312
Brookfield Global Transition Fund II	57% - 80%	296	—	12	3	—	—	(68)	—	86	329
Neoen institutional partners	3%-14%	—	(8)	—	609	—	—	—	—	—	601
Canadian Hydroelectric Portfolio	50%	1,288	14	(43)	—	—	—	(38)	—	(2)	1,219
The Catalyst Group	25%	122	12	(3)	—	—	—	(6)	—	—	125
Isagen institutional partners	53%	2,704	100	801	—	—	—	(158)	—	—	3,447
Isagen public non-controlling interests	0.3%	18	1	5	—	—	—	(1)	—	(1)	22
Other	0.3% - 71%	1,673	15	410	521	(1)	(38)	(78)	3,056	(17)	5,541
Total		$18,863	$353	$2,551	$2,479	$(317)	$(38)	$(891)	$3,056	$112	$26,168
(1)Distributions paid during the year ended December 31, 2024, totaled $891 million.

(MILLIONS)	Interests held by third parties	As at December 31, 2022	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations	Other	As at December 31, 2023
Brookfield Americas Infrastructure Fund	75%-78%	$477	$27	$(43)	$—	$—	$(388)	$(25)	$—	$27	$75
Brookfield Infrastructure Fund II	43%-60%	2,617	64	(96)	—	—	—	(123)	—	1	2,463
Brookfield Infrastructure Fund III	69%-71%	3,490	108	356	1	—	(32)	(695)	—	(14)	3,214
Brookfield Infrastructure Fund IV	75%	2,134	43	235	162	—	—	(172)	—	9	2,411
Brookfield Infrastructure Fund V	71%	—	291	—	410	(140)	—	—	—	356	917
Brookfield Global Transition Fund I	77% - 80%	1,461	20	294	2,045	—	(26)	(81)	—	(31)	3,682
Brookfield Global Transition Fund II	50% - 51%	—	1	(3)	298	—	—	—	—	—	296
Canadian Hydroelectric Portfolio	50%	1,148	15	2	—	—	—	(42)	—	165	1,288
The Catalyst Group	25%	115	7	3	—	—	—	(3)	—	—	122
Isagen institutional partners	77%	2,159	98	603	—	—	—	(156)	—	—	2,704
Isagen public non-controlling interests	0.3%	14	1	4	—	—	—	(1)	—	—	18
Other	0.3% - 72%	1,140	(56)	9	77	—	(3)	(130)	414	222	1,673
Total		$14,755	$619	$1,364	$2,993	$(140)	$(449)	$(1,428)	$414	$735	$18,863
(1)Distributions paid during the year ended December 31, 2023, totaled $870 million.

(MILLIONS)	Interests held by third parties	As at December 31, 2021	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Disposals	Distributions(1)	Other	As at December 31, 2022
Brookfield Americas Infrastructure Fund	75%-78%	$685	$19	$(103)	$—	$(54)	$(71)	$1	$477
Brookfield Infrastructure Fund II	43%-60%	2,253	(31)	449	4	—	(59)	1	2,617
Brookfield Infrastructure Fund III	23%-71%	3,618	144	212	—	(21)	(460)	(3)	3,490
Brookfield Infrastructure Fund IV	75%	1,410	16	425	301	—	(3)	(15)	2,134
Brookfield Global Transition Fund I	77% - 80%	—	(50)	9	1,484	—	(14)	32	1,461
Canadian Hydroelectric Portfolio	50%	974	20	187	—	—	(37)	4	1,148
The Catalyst Group	25%	132	11	(19)	—	—	(9)	—	115
Isagen institutional partners	53%	2,442	179	67	—	—	(524)	(5)	2,159
Isagen public non-controlling interests	0.3%	13	1	1	—	—	(1)	—	14
Other	0.3% - 71%	776	25	20	342	—	(97)	74	1,140
Total		$12,303	$334	$1,248	$2,131	$(75)	$(1,275)	$89	$14,755
(1)Distributions paid during the year ended December 31, 2022, totaled $1,275 million.

Summary of Certain Financial Information of Operating Subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

			For the year ended December 31, 2024				For the year ended December 31, 2023				For the year ended December 31, 2022
(MILLIONS)	Interests held by third parties	Place of business	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests
Brookfield Americas Infrastructure Fund	78%	United States	$8	$30	$32	$22	$56	$34	$(19)	$27	$120	$25	$(106)	$19
Brookfield Infrastructure Fund II	43%-60%	United States, Brazil, Europe	317	(16)	(620)	(9)	339	118	(70)	64	324	(66)	732	(31)
Brookfield Infrastructure Fund III(1)	69%-71%	United States, Brazil, Europe, India, China	176	5	(80)	4	192	79	306	56	213	44	183	31
Brookfield Infrastructure Fund IV	38%-75%	United States, Brazil, India, China	585	44	(119)	33	533	46	362	43	451	14	586	16
Brookfield Infrastructure Fund V	72%	United States	188	85	1,650	63	45	411	411	291	—	—	—	—
Brookfield Global Transition Fund I	77% - 80%	North America, Europe, India, China, Australia	180	(85)	406	22	145	26	409	20	54	(66)	(51)	(50)
Brookfield Global Transition Fund II	57% - 80%	United Kingdom, India, South Korea	9	(11)	(9)	(8)	—	(1)	(1)	—	—	—	—	—
Neoen	93%	Europe, Australia, North America, South America	—	(17)	(39)	(10)	—	—	—	—	—	—	—	—
Canadian Hydroelectric Portfolio	50%	Canada	123	30	(59)	16	130	31	28	16	116	40	403	20
The Catalyst Group	25%	United States	129	49	37	12	102	27	40	7	131	44	(32)	11
Isagen (2)	77%	Colombia	1,489	191	1,712	148	1,285	186	1,331	144	1,135	340	467	257
TerraForm Power(3)	42%	North America, South America, Europe	1,199	131	48	45	1,213	(27)	(93)	(43)	1,324	94	301	31
OnPath(4)	3%-65.6%	United Kingdom	97	10	31	5	13	2	(4)	1	—	—	—	—
Other	0.3%-71%	North America, South America, China, India	683	86	971	10	230	(19)	(172)	(7)	170	45	132	30
Total			$5,183	$532	$3,961	$353	$4,283	$913	$2,528	$619	$4,038	$514	$2,615	$334
(1)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(2)The total third party ownership interest in Isagen as of December 31, 2024 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen Institutional investors: 52.6% and other non-controlling interests: 0.3%.
(3)The total third party interest in Terraform Power as of December 31, 2024 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(4)The total third party interest in OnPath as of December 31, 2024 was 65.6% and comprised of Brookfield Global Transition Fund II: 62.6% and Brookfield Global Infrastructure Income Fund: 3.0%.
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)			As at December 31, 2024:					As at December 31, 2023:
	Interests held by third parties	Place of business	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests
Brookfield Americas Infrastructure Fund	78%	United States	$65	$140	$12	$15	$44	$106	$112	$12	$18	$75
Brookfield Infrastructure Fund II	43%-60%	United States, Brazil, Europe	4,944	5,100	1,306	1,476	2,011	5,878	6,055	1,320	1,609	2,463
Brookfield Infrastructure Fund III(1)	69%-71%	United States, Brazil, Europe, India, China	2,586	3,637	913	1,357	1,621	2,919	3,662	1,159	1,249	1,713
Brookfield Infrastructure Fund IV	38%-75%	United States, Brazil, India, China	6,817	8,336	3,585	5,141	2,106	7,293	8,396	3,704	5,117	2,411
Brookfield Infrastructure Fund V	72%	United States	3,917	4,148	599	2,118	1,955	2,357	2,538	462	1,611	917
Brookfield Global Transition Fund I	77% - 80%	North America, Europe, India, China, Australia	7,253	11,272	2,659	6,138	5,312	4,700	9,535	1,169	5,424	3,682
Brookfield Global Transition Fund II	57% - 80%	United Kingdom, India	125	176	80	222	(9)	7	9	—	10	—
Neoen	93%	Europe, Australia, North America, South America	7,135	14,186	4,579	10,611	3,583	—	—	—	—	—
Canadian Hydroelectric Portfolio	50%	Canada	2,346	2,589	130	171	1,263	2,463	2,747	144	192	1,332
The Catalyst Group	25%	United States	996	1,007	394	406	125	1,024	1,036	439	447	122
Isagen (2)	77%	Colombia	12,431	13,958	3,251	7,443	5,041	10,585	11,601	3,000	6,498	3,948
TerraForm Power(3)	42%	North America, South America, Europe	7,933	8,731	5,006	7,281	862	9,718	10,528	6,056	9,106	847
OnPath(4)	3%-65.6%	United Kingdom	645	975	270	466	342	992	1,261	295	630	335
Other	0.3%-71%	North America, South America, China, India	4,978	7,605	2,099	3,339	1,912	4,294	5,429	2,036	2,845	1,018
Total			$62,171	$81,860	$24,883	$46,184	$26,168	$52,336	$62,909	$19,796	$34,756	$18,863
(1)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(2)The total third party ownership interest in Isagen as of December 31, 2024 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen Institutional investors: 52.6% and other non-controlling interests: 0.3%.
(3)The total third party interest in Terraform Power as of December 31, 2024 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(4)The total third party interest in OnPath as of December 31, 2024 was 65.6% and comprised of Brookfield Global Transition Fund II: 62.6% and Brookfield Global Infrastructure Income Fund: 3.0%.

Summary of Composition of the Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2024	2023	2022
General partnership interest in a holding subsidiary held by Brookfield	$6	$5	$6
Incentive distribution	128	111	94
	134	116	100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	277	265	250
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	64	61	58
External shareholders	192	180	162
Total BEPC exchangeable shares and class A.2 exchangeable shares	256	241	220
	$667	$622	$570
The composition of the distributions are presented in the following table:

(MILLIONS)	2024	2023
Brookfield Holders	$105	$97
External LP unitholders	301	286
	$406	$383

Summary of Financial Information Regarding General Partnership Interest
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares and Class A.2 exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield Holders:

(MILLIONS)	2024	2023	2022
For the year ended December 31:
Revenue	$5,876	$5,038	$4,711
Net (loss) income	(9)	616	138
Comprehensive income	3,348	2,036	2,628
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	125	111	92
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(174)	(63)	(117)
BEPC exchangeable shares and class A.2 exchangeable shares	(160)	(57)	(104)
As at December 31:
Property, plant and equipment, at fair value	$73,475	$64,005
Total assets	94,809	76,128
Total borrowings	34,390	29,702
Total liabilities	58,353	46,149
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	50	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,457	2,684
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units of 4.0 million, 194.5 million, 179.6 million and 285.5 million, respectively (2023: 4.0 million, 194.5 million, 176.3 million and 282.4 million, respectively and 2022: 4.0 million, 194.5 million, 172.2 million and 275.2 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units of 4.0 million, 194.5 million, 179.6 million and 285.2 million, respectively (2023: 4.0 million, 194.5 million, 179.7 million and 287.2 million, respectively).

Summary of Preferred Equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2024	2023	December 31, 2024	December 31, 2023
Series 1 (C$136)	6.85	3.1	April 2025	$4	$4	$119	$129
Series 2 (C$113)(1)	3.11	6.6	April 2025	4	4	54	58
Series 3 (C$249)	9.96	6.5	July 2024	10	8	172	187
Series 5 (C$103)	4.11	5.0	April 2018	4	4	71	77
Series 6 (C$175)	7.00	5.0	July 2018	6	7	121	132
	31.03			$28	$27	$537	$583
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

Summary of Perpetual Subordinated Notes
Brookfield Renewable’s perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the year ended December 31		Carrying value as at
Issuance date				2024	2023	December 31, 2024	December 31, 2023
April 2021	14.0	4.63	April 2026	$16	$16	$340	$340
December 2021	10.4	4.88	December 2026	13	13	252	252
March 2024	6.0	7.25	March 2029	8	—	145	—
	30.4			$37	$29	$737	$592